SUBSEQUENT EVENTS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	Nov. 30, 2012 USD ($) M D	Nov. 30, 2012 CAD
Subsequent Events 1		5,000	5,000
Subsequent Events 2		30	30
Subsequent Events 3		8,500	8,500
Subsequent Events 4		5.00%	5.00%
Subsequent Events 5		30	30
Subsequent Events 6			200,000
Subsequent Events 7		6.00%	6.00%
Subsequent Events 8		100,000	100,000
Subsequent Events 9			0.50
Subsequent Events 10		24	24
Subsequent Events 11		500,000
Subsequent Events 12		1,801,480	1,801,480
Subsequent Events 13			3,000,000
Subsequent Events 14		750,000,000	750,000,000
Subsequent Events 15		9.00%	9.00%
Subsequent Events 16		9.00%	9.00%
Subsequent Events 17		24	24
Subsequent Events 18			35,000
Subsequent Events 1	0.001
Subsequent Events 2	50,000,000
Subsequent Events 3	100,000,000
Subsequent Events 4	100,000
Subsequent Events 5	6.00%
Subsequent Events 6	6,000
Subsequent Events 7	50,000
Subsequent Events 8	$ 0.50
Subsequent Events 9	15,637
Subsequent Events 10	$ 39,134